FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2026
FAIR VALUE MEASUREMENTS
Schedule of company's assets and liabilities that are measured at fair value

	Level	March 31, 2026	December 31, 2025
Investments held in Trust Account	1	$285,868,994	$283,377,276

Schedule of quantitative information regarding market assumptions used for valuation of the public and private warrants

May 5, 2025
Volatility	5.7%
Risk free rate	3.79%
Market implied likelihood of completing a Business Combination	17.2%
Share price	$9.886
Weighted terms (Yrs)	2.86

Schedule of criteria for determination of market implied likelihood of completing a business combination

Criteria	Low	High
IPO proceeds ($M)	55	250
Warrant coverage	—	1
Rights coverage (per unit)	0.05	0.20
Remaining months to complete	9	22